EMPLOYEE BENEFITS OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of share-based payments arrangements [Abstract]
Disclosure of net defined benefit liability (asset)
The employee benefits obligations are as follows:

	2019	2018
Funded defined benefit pension obligations	$664.4	$612.0
Fair value of plan assets	543.7	497.2
Funded defined benefit pension obligations – net	$120.7	$114.8
Unfunded defined benefit pension obligations	91.9	85.8
Employee benefits obligations	$212.6	$200.6

The changes in the funded defined benefit pension obligations and the fair value of plan assets are as follows:

			2019			2018
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$546.8	$65.2	$612.0	$487.4	$53.9	$541.3
Current service cost	27.2	1.8	29.0	22.3	1.5	23.8
Interest cost	17.4	1.2	18.6	16.7	1.2	17.9
Past service cost	1.7	—	1.7	—	—	—
Actuarial loss (gain) arising from:
Experience adjustments	1.4	0.1	1.5	0.3	0.2	0.5
Economic assumptions	13.3	4.1	17.4	27.1	3.0	30.1
Demographic assumptions	—	(0.8)	(0.8)	4.8	—	4.8
Employee contributions	6.9	0.5	7.4	6.0	0.2	6.2
Pension benefits paid	(17.5)	(1.3)	(18.8)	(17.8)	(1.2)	(19.0)
Exchange differences	—	(3.6)	(3.6)	—	6.4	6.4
Pension obligations, end of year	$597.2	$67.2	$664.4	$546.8	$65.2	$612.0
Fair value of plan assets, beginning of year	$440.9	$56.3	$497.2	$415.9	$46.8	$462.7
Interest income	14.3	1.0	15.3	14.1	1.1	15.2
Return on plan assets, excluding amounts
included in interest income	21.3	2.9	24.2	3.8	2.9	6.7
Employer contributions	20.3	2.1	22.4	20.1	1.1	21.2
Employee contributions	6.9	0.5	7.4	6.0	0.2	6.2
Pension benefits paid	(17.5)	(1.3)	(18.8)	(17.8)	(1.2)	(19.0)
Administrative costs	(0.9)	(0.1)	(1.0)	(1.2)	(0.2)	(1.4)
Exchange differences	—	(3.0)	(3.0)	—	5.6	5.6
Fair value of plan assets, end of year	$485.3	$58.4	$543.7	$440.9	$56.3	$497.2

The changes in the unfunded defined benefit pension obligations are as follows:

			2019			2018
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$72.2	$13.6	$85.8	$66.2	$12.9	$79.1
Current service cost	3.4	0.1	3.5	2.3	—	2.3
Interest cost	2.2	0.2	2.4	2.0	0.2	2.2
Past service cost	(1.7)	1.7	—	—	—	—
Actuarial loss (gain) arising from:
Experience adjustments	—	0.1	0.1	0.3	0.1	0.4
Economic assumptions	1.2	0.5	1.7	3.8	(0.3)	3.5
Demographic assumptions	—	0.1	0.1	0.4	—	0.4
Pension benefits paid	(2.8)	(0.9)	(3.7)	(2.8)	(0.8)	(3.6)
Acquisition of subsidiaries (Note 3)	2.7	—	2.7	—	—	—
Exchange differences	—	(0.7)	(0.7)	—	1.5	1.5
Pension obligations, end of year	$77.2	$14.7	$91.9	$72.2	$13.6	$85.8

Disclosure of additional information about defined benefit plans
The net pension cost is as follows:

			2019			2018
Canadian		Foreign	Total	Canadian	Foreign	Total
Funded plans
Current service cost	$27.2	$1.8	$29.0	$22.3	$1.5	$23.8
Interest cost	17.4	1.2	18.6	16.7	1.2	17.9
Interest income	(14.3)	(1.0)	(15.3)	(14.1)	(1.1)	(15.2)
Past service cost	1.7	—	1.7	—	—	—
Administrative cost	0.9	0.1	1.0	1.2	0.2	1.4
Net pension cost	$32.9	$2.1	$35.0	$26.1	$1.8	$27.9
Unfunded plans
Current service cost	$3.4	$0.1	$3.5	$2.3	$—	$2.3
Interest cost	2.2	0.2	2.4	2.0	0.2	2.2
Past service cost	(1.7)	1.7	—	—	—	—
Net pension cost	$3.9	$2.0	$5.9	$4.3	$0.2	$4.5
Total net pension cost	$36.8	$4.1	$40.9	$30.4	$2.0	$32.4

Disclosure of fair value of plan assets
The fair value of the plan assets, by major categories, are as follows:

(amounts in millions)			2019			2018
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Canadian plans
Equity funds
Canadian	$—	$58.1	$58.1	$—	$52.2	$52.2
Foreign	—	210.5	210.5	—	191.8	191.8
Bond funds
Government	—	109.7	109.7	—	100.1	100.1
Corporate	—	68.8	68.8	—	66.4	66.4
Cash and cash equivalents	—	9.7	9.7	—	4.4	4.4
Other	—	28.5	28.5	—	26.0	26.0
Total Canadian plans	$—	$485.3	$485.3	$—	$440.9	$440.9
Foreign plans
Insured annuities	$—	$52.2	$52.2	$—	$50.1	$50.1
Equity instruments	2.5	—	2.5	2.6	—	2.6
Debt instruments
Corporate	3.3	—	3.3	3.1	—	3.1
Other	—	—	—	—	—	—
Other	—	0.4	0.4	—	0.5	0.5
Total Foreign plans	$5.8	$52.6	$58.4	$5.7	$50.6	$56.3
Total plans	$5.8	$537.9	$543.7	$5.7	$491.5	$497.2

Assumptions for defined benefit plans
Significant assumptions (weighted average):

		Canadian		Foreign
	2019	2018	2019	2018
Pension obligations as at March 31:
Discount rate	3.33%	3.48%	1.64%	1.88%
Compensation rate increases	3.65%	3.66%	2.92%	2.86%
Net pension cost for years ended March 31:
Discount rate	3.48%	3.78%	1.88%	2.05%
Compensation rate increases	3.65%	3.50%	2.86%	2.82%

Assumptions regarding future mortality are based on actuarial advice in accordance with published statistics and mortality tables and experience in each territory. The mortality tables and the average life expectancy in years for a member age 45 and 65 are as follows:

As at March 31, 2019		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables (employees)	23.1	21.6	25.4	24.1
Canada	CPM private tables (designated executives)	24.7	23.2	26.2	24.8
Canada	CPM private tables (CMAT)	23.4	21.9	25.8	24.4
Netherlands	AG2018	23.8	21.7	25.8	23.6
Germany	Heubeck RT2018G	22.8	20.0	25.8	23.6
Norway	K2013	23.2	22.3	26.9	25.6
United Kingdom	S1PA	23.5	22.4	25.5	24.2
United States	CPM private tables	23.4	21.9	25.8	24.4

As at March 31, 2018		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables (employees)	23.0	21.5	25.4	24.0
Canada	CPM private tables (designated executives)	24.6	23.1	26.1	24.8
Canada	CPM private tables (CMAT)	23.3	21.9	25.7	24.4
Netherlands	AG2016	23.9	21.7	26.3	23.9
Germany	Heubeck RT2005G	21.9	19.3	25.8	23.3
Norway	K2013	23.1	22.2	26.8	25.5
United Kingdom	S1PA	24.4	22.6	26.9	25.0

Disclosure of sensitivity analysis for actuarial assumptions
The following table summarizes the impact on the defined benefit obligation as a result of a 0.25% change in the significant assumptions as at March 31, 2019:

		Funded plans	Unfunded plans
Canadian		Foreign	Canadian	Foreign	Total
Discount rate:
Increase	$(27.4)	$(3.4)	$(2.4)	$(0.5)	$(33.7)
Decrease	29.5	3.7	2.8	0.5	36.5
Compensation rate:
Increase	8.3	0.2	0.5	—	9.0
Decrease	(7.9)	(0.2)	(0.5)	—	(8.6)

Expected future employer contribution
Contributions reflect actuarial assumptions of future investment returns, salary projections and future service benefits. The expected employer contributions and expected benefits paid for the next fiscal year are as follows:

	Canadian	Foreign	Total
Funded plans - Expected contributions in fiscal 2020	$19.2	$2.5	$21.7
Unfunded plans - Expected benefits paid in fiscal 2020	2.8	0.8	3.6